Cash Flow Information - Summary of Non-cash Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Payments for property, plant and equipment
Purchase of property, plant and equipment	$ 171,616,529	$ 5,470,721	$ 96,207,546	$ 48,758,649
Increase (decrease) in other non-current assets	540,939	17,244	1,210,888	(387,233)
Decrease (increase) in other payables	(6,846,985)	(218,265)	(17,610,885)	5,894,525
Capitalized borrowing costs	(667,981)	(21,294)	(285,611)	(107,712)
Payments for property, plant and equipment	164,642,502	5,248,406	79,521,938	54,158,229
Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	2,866,369	91,373	887,718	334,348
Decrease (increase) in other receivables	(373,255)	(11,899)	821	132,790
Decrease in other current assets	0	0	19,514	8,188
Proceeds from disposal of property, plant and equipment	2,493,114	79,474	908,053	475,326
Payments for FVTOCI [Abstract]
Increase in FVTOCI	478,350	15,249	12,150,760	184,355
Decrease in other receivables	0	0	(12,137,200)	0
Increase In Fair Value Through Other Comprehensive Income	$ 478,350	$ 15,249	$ 13,560	$ 184,355